Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended
	Dec. 20, 2022	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage		0.200
Reinsurance, profit commission, hurdle rate of return, percentage		0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 207.1		$ 174.8
Amounts due to The Fidelis Partnership		$ 551.1		$ 457.7
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage		0.115
Property management fee, percent fee		3.00%
Insurance commissions		$ 26.5	$ 29.9
Recovery of commissions		12.0
Payments for commissions			9.3
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		2.1	11.7
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		$ 1.3	$ 1.1
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage		0.030
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner					9.90%